Document and Entity Information	9 Months Ended
Jun. 30, 2025
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q3
Entity Registrant Name	Birkenstock Holding plc
Entity Central Index Key	0001977102
Current Fiscal Year End Date	--09-30
Entity File Number	001-41836